Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 140,361	$ 174,721
Restricted cash	1,140	14,928
Marketable securities	2,673	2,639
Marketable securities pledged to creditors	0	5,835
Trade accounts receivable, net	46,199	40,974
Related party receivables	14,629	13,255
Other receivables	14,268	22,950
Inventories	73,589	57,858
Voyages in progress	26,601	34,705
Prepaid expenses and accrued income	8,771	7,725
Other current assets	3,419	2,729
Total current assets	331,650	378,319
Long-term assets
Newbuildings	131,174	48,498
Vessels and equipment, net	3,340,987	3,307,144
Vessels and equipment under finance leases, net	49,234	53,518
Right-of-use assets under operating leases	4,527	8,426
Investment in associated company	555	1,279
Goodwill	112,452	112,452
Loan notes receivable	1,388	1,388
Long-term derivative instruments receivable	4,557	0
Other long-term assets	5,058	7,197
Total assets	3,981,582	3,918,221
Current liabilities
Short-term debt and current portion of long-term debt	326,462	167,082
Current portion of obligations under finance leases	7,329	7,810
Current portion of obligations under operating leases	1,173	4,548
Related party payables	29,259	19,853
Trade accounts payable	5,634	7,860
Accrued expenses	36,952	42,529
Derivative instruments payable	9,972	19,261
Other current liabilities	9,898	12,418
Total current liabilities	426,679	281,361
Long-term debt	1,891,438	1,968,924
Obligations under finance leases	45,115	48,467
Obligations under operating leases	3,662	4,177
Other long-term liabilities	1,235	3,739
Total liabilities	2,368,129	2,306,668
Commitments and contingencies
Equity
Share capital (197,692,321 shares. 2020: 197,692,321. Par value $1.00)	197,692	197,692
Additional paid in capital	401,683	402,021
Contributed surplus	1,004,094	1,004,094
Accumulated other comprehensive income	174	200
Retained earnings	10,282	8,018
Total equity attributable to the Company	1,613,925	1,612,025
Non-controlling interest	(472)	(472)
Total equity	1,613,453	1,611,553
Total liabilities and equity	$ 3,981,582	$ 3,918,221